Financial Instruments by Category - Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial assets measured at amortized cost	$ 12,624,488	RM 51,533,160	RM 30,052,854
Financial liabilities measured at amortized cost	2,861,963	11,682,542	9,668,065
Trade and other receivables [Member]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial assets measured at amortized cost	8,040,181	32,820,017	6,329,167
Cash and cash equivalents [Member]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial assets measured at amortized cost	4,584,307	18,713,143	23,723,687
Trade and other payables [Member]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial liabilities measured at amortized cost	2,092,053	8,539,770	8,086,186
Warrant liability [Member]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial liabilities measured at amortized cost	650	2,654
Lease liabilities [Member]
Schedule of Aggregate Carrying Amounts of Financial Assets and Receivables and Financial Liabilities at Amortized Cost [Line Items]
Financial liabilities measured at amortized cost	$ 769,910	RM 3,142,772	RM 1,581,879